Share-Based Compensation - Schedule of ADSs Restricted Shares Units Activity (Details) - Restricted Shares Units [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Summary Of ADSs Restricted Shares Units Activity [Line Items]
Number of ADS shares, beginning balance | shares	106,183
Weighted average grant date fair value, beginning balance | $ / shares	$ 7.22
Number of ADS shares, Granted | shares	218,541
Weighted average grant date fair value, Granted | $ / shares	$ 0.87
Number of ADS shares, Vested | shares	(26,974)
Weighted average grant date fair value, Vested | $ / shares	$ 4.31
Number of ADS shares, Forfeited | shares	(26,679)
Weighted average grant date fair value, Forfeited | $ / shares	$ 4.1
Number of ADS shares, ending balance | shares	271,071
Weighted average grant date fair value, ending balance | $ / shares	$ 4.13